SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expected option life (years)	2 years 8 months 23 days	3 years 6 months 26 days
Stock options [Member]
Statement [Line Items]
Risk-free interest rate	0.30%	1.27%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	5 years	5 years
Expected stock price volatility	66.09%	59.01%
Weighted average fair value at grant date	$ 0.89	$ 0.40